COST OF SALES - Operating costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COST OF SALES
Mining and processing costs	$ 75,666	$ 56,889
Refining and transportation costs	1,393	783
Total operating costs	$ 77,059	$ 57,672